Client Name:
Client Project Name:	TPMT 2024-CES6
Start - End Dates:	4/29/2024 - 5/10/2024
Deal Loan Count:	7

Rating Agency ATR QM Data Fields

Loans in Report:	7

RedactionID	Loan Number	LoanUID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
886145DF-158B-45F2-84D2-A56BFCB1EE04	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	9.4791	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
B98B253C-CB2E-4123-B565-1351DFD0D1AD	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	9.8127	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
B470AC78-8E5C-4D8F-8EF9-70F6504628DD	XXXXXX	XXXXXX	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	10.3701	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
818F1F27-97D9-4CE5-BA7A-387A1FF6C98B	XXXXXX	XXXXXX	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	10.5721	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
9CD92851-4DED-4A25-A8F0-656D74BBACC2	XXXXXX	XXXXXX	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	11.2861	Retired	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
76F7DAFE-44E5-4B16-A265-7B85A193DAA3	XXXXXX	XXXXXX	QM: Rebuttable Presumption (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	10.5211	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
3F0DE317-FA80-4488-972C-EE780F9B5E0C	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	Yes	XXXXXX	XXXXXX	9.6563	Retired	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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